Financial instruments (FI) - Assets measured at fair value on recurring basis (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and Due from Banks	SFr 356	SFr 115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	85,556	81,818
Securities received as collateral	40,219	41,696
Trading assets	153,895	133,859
Investment securities	1,004	1,477
Other investments	3,548	2,430
Loans	12,661	14,873
Other intangible assets (mortgage servicing rights), at fair value	244	163
Other assets	10,402	7,263
Netting impact	(97,900)	(110,100)
Total assets at fair value, measured at net asset value per share	1,802	2,216
Recurring basis
Assets
Cash and Due from Banks	356	115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	85,556	81,818
Securities received as collateral	40,219	41,696
Trading assets	153,895	133,859
Investment securities	1,004	1,477
Other investments	3,548	2,430
Loans	12,661	14,873
Loans - of which commercial and industrial	3,774	5,925
Loans - of which financial institutions	4,931	5,555
Loans - of which government and public institutions	3,030
Loans - of which real estate		661
Other intangible assets (mortgage servicing rights), at fair value	244	163
Other assets	10,402	7,263
Other assets - of which loans held-for-sale	8,213	5,473
Netting impact	(98,053)	(110,134)
Total assets at fair value	307,885	283,694
Recurring basis | Other equity investments
Assets
Other investments	2,081
Recurring basis | Life finance instruments
Assets
Other investments	1,052	1,067
Recurring basis | Debt securities
Assets
Trading assets	67,030	63,648
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	26,963	28,321
Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	12,085	9,403
Recurring basis | Debt securities | RMBS
Assets
Trading assets	23,516	21,351
Recurring basis | Equity securities
Assets
Trading assets	64,604	46,517
Recurring basis | Derivative instruments
Assets
Trading assets	17,730	18,402
Netting impact	(97,606)	(109,930)
Recurring basis | Trading assets
Assets
Netting impact	(97,606)	(109,930)
Recurring basis | Other
Assets
Trading assets	4,531	5,292
Recurring basis | Other assets
Assets
Netting impact	(447)	(204)
Level 1 | Recurring basis
Assets
Cash and Due from Banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	36,438	37,962
Trading assets	85,622	76,178
Investment securities	0	0
Other investments	24	14
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Loans - of which government and public institutions	0
Loans - of which real estate		0
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	101	117
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	122,185	114,271
Level 1 | Recurring basis | Other equity investments
Assets
Other investments	24
Level 1 | Recurring basis | Life finance instruments
Assets
Other investments	0	0
Level 1 | Recurring basis | Debt securities
Assets
Trading assets	19,430	23,726
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	19,281	23,547
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	16	66
Level 1 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	0	0
Level 1 | Recurring basis | Equity securities
Assets
Trading assets	60,737	42,812
Level 1 | Recurring basis | Derivative instruments
Assets
Trading assets	3,539	8,000
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	1,091	3,557
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	23	25
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	2,417	4,415
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	0	0
Level 1 | Recurring basis | Derivative instruments | Other derivatives
Assets
Trading assets	5	2
Level 1 | Recurring basis | Other
Assets
Trading assets	1,916	1,640
Level 2 | Recurring basis
Assets
Cash and Due from Banks	356	115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	85,556	81,818
Securities received as collateral	3,780	3,704
Trading assets	157,186	157,505
Investment securities	1,004	1,477
Other investments	5	7
Loans	8,945	10,549
Loans - of which commercial and industrial	2,491	3,976
Loans - of which financial institutions	3,730	4,164
Loans - of which government and public institutions	2,200
Loans - of which real estate		146
Other intangible assets (mortgage servicing rights), at fair value	0	0
Other assets	8,902	5,807
Other assets - of which loans held-for-sale	6,594	4,238
Total assets at fair value	265,734	260,982
Level 2 | Recurring basis | Other equity investments
Assets
Other investments	5
Level 2 | Recurring basis | Life finance instruments
Assets
Other investments	0	0
Level 2 | Recurring basis | Debt securities
Assets
Trading assets	45,677	37,668
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	7,484	4,542
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	10,941	8,065
Level 2 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	23,199	20,919
Level 2 | Recurring basis | Equity securities
Assets
Trading assets	2,862	2,459
Level 2 | Recurring basis | Derivative instruments
Assets
Trading assets	108,263	117,034
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	66,763	65,823
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	21,754	27,526
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	13,918	18,059
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	5,336	4,739
Level 2 | Recurring basis | Derivative instruments | Other derivatives
Assets
Trading assets	66	633
Level 2 | Recurring basis | Other
Assets
Trading assets	384	344
Level 3 | Recurring basis
Assets
Cash and Due from Banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	1	30
Trading assets	7,885	8,980
Investment securities	0	0
Other investments	2,523	1,309
Loans	3,716	4,324
Loans - of which commercial and industrial	1,283	1,949
Loans - of which financial institutions	1,201	1,391
Loans - of which government and public institutions	830
Loans - of which real estate		515
Other intangible assets (mortgage servicing rights), at fair value	244	163
Other assets	1,846	1,543
Other assets - of which loans held-for-sale	1,619	1,235
Total assets at fair value	16,215	16,349
Level 3 | Recurring basis | Other equity investments
Assets
Other investments	1,463
Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	1,052	1,067
Level 3 | Recurring basis | Debt securities
Assets
Trading assets	1,923	2,242
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	198	232
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	1,128	1,260
Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	317	432
Level 3 | Recurring basis | Equity securities
Assets
Trading assets	197	132
Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	3,534	3,298
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	554	507
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	152	258
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	1,040	1,054
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	879	673
Level 3 | Recurring basis | Derivative instruments | Other derivatives
Assets
Trading assets	909	806
Level 3 | Recurring basis | Other
Assets
Trading assets	2,231	3,308
Fair value measured at net asset value per share | Recurring basis
Assets
Trading assets	808	1,126
Other investments	996	1,100
Total assets at fair value	1,804	2,226
Fair value measured at net asset value per share | Recurring basis | Other equity investments
Assets
Other investments	589
Fair value measured at net asset value per share | Recurring basis | Debt securities
Assets
Trading assets		12
Fair value measured at net asset value per share | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets		12
Fair value measured at net asset value per share | Recurring basis | Equity securities
Assets
Trading assets	SFr 808	SFr 1,114